Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.3%
BHP Group Ltd.	480,360	$11,556,306
BlueScope Steel Ltd.	41,448	631,607
Evolution Mining Ltd.	189,222	985,145
Fortescue Ltd.	160,027	1,608,628
James Hardie Industries PLC(a)(b)	40,621	1,090,809
Northern Star Resources Ltd.	131,120	1,619,613
Rio Tinto Ltd.	35,208	2,492,382
South32 Ltd.	426,046	814,130
		20,798,620
Belgium — 0.2%
Syensqo SA	6,858	531,250
Brazil — 1.5%
Vale SA, Class B, ADR	338,855	3,290,282
Canada — 10.8%
Agnico Eagle Mines Ltd.	47,631	5,674,796
Barrick Mining Corp.	162,903	3,391,445
CCL Industries Inc., Class B, NVS	13,777	803,401
First Quantum Minerals Ltd.(a)	63,853	1,134,279
Franco-Nevada Corp.	18,250	2,996,257
Kinross Gold Corp.	116,275	1,817,024
Nutrien Ltd.	46,139	2,688,547
Teck Resources Ltd., Class B	41,830	1,691,631
Wheaton Precious Metals Corp.	42,887	3,856,759
		24,054,139
Chile — 0.3%
Empresas CMPC SA	104,326	159,464
Sociedad Quimica y Minera de Chile SA, ADR(b)	13,582	479,037
		638,501
Denmark — 1.1%
Novonesis Novozymes B, Class B	33,420	2,399,452
Finland — 0.9%
Stora Enso OYJ, Class R	57,967	630,193
UPM-Kymmene OYJ	49,870	1,361,851
		1,992,044
France — 5.9%
Air Liquide SA(b)	54,740	11,287,446
ArcelorMittal SA	42,712	1,356,290
Arkema SA	6,050	446,753
		13,090,489
Germany — 4.4%
BASF SE	84,522	4,180,416
Covestro AG(a)(c)	17,860	1,273,793
Heidelberg Materials AG	12,477	2,938,293
Symrise AG, Class A	12,548	1,315,839
		9,708,341
Japan — 6.4%
Asahi Kasei Corp.	129,100	919,032
JFE Holdings Inc.	60,500	703,776
Mitsubishi Chemical Group Corp.	136,000	714,819
Nippon Paint Holdings Co. Ltd.	101,200	813,876
Nippon Steel Corp.	101,529	1,920,109
Nitto Denko Corp.	66,800	1,290,006
Shin-Etsu Chemical Co. Ltd.	187,900	6,204,825
Sumitomo Metal Mining Co. Ltd.	25,900	638,305
Toray Industries Inc.	154,200	1,055,538
		14,260,286
Security	Shares	Value
Mexico — 1.2%
Cemex SAB de CV, NVS	1,430,469	$987,214
Grupo Mexico SAB de CV, Series B, Class B	294,269	1,782,441
		2,769,655
Netherlands — 1.4%
Akzo Nobel NV	16,148	1,133,003
DSM-Firmenich AG	19,584	2,083,447
		3,216,450
Norway — 0.6%
Norsk Hydro ASA	125,262	717,300
Yara International ASA	15,324	565,497
		1,282,797
Peru — 0.4%
Southern Copper Corp.	8,358	845,579
Sweden — 0.9%
Boliden AB(a)	26,859	839,329
SSAB AB, Class B(b)	57,603	340,964
Svenska Cellulosa AB SCA, Class B	56,200	730,755
		1,911,048
Switzerland — 5.4%
Amrize Ltd.(a)	378	18,856
Givaudan SA, Registered	752	3,646,844
Holcim AG	49,801	3,698,179
SIG Group AG	32,565	602,356
Sika AG, Registered	15,198	4,135,129
		12,101,364
United Kingdom — 6.8%
Anglo American PLC, NVS	111,324	3,281,596
Antofagasta PLC	32,610	810,778
Croda International PLC	13,290	533,567
Glencore PLC	920,590	3,587,208
Johnson Matthey PLC	16,097	383,819
Mondi PLC	41,866	684,111
Rio Tinto PLC	100,883	5,871,801
		15,152,880
United States — 42.0%
Air Products and Chemicals Inc.	21,061	5,940,466
Albemarle Corp.	11,123	697,078
Amcor PLC	216,536	1,989,966
Avery Dennison Corp.	7,388	1,296,372
Ball Corp.	26,216	1,470,455
CF Industries Holdings Inc.	15,310	1,408,520
Corteva Inc.	64,583	4,813,371
Dow Inc.	66,797	1,768,785
DuPont de Nemours Inc.	39,676	2,721,377
Eastman Chemical Co.	10,911	814,615
Ecolab Inc.	23,879	6,433,958
Freeport-McMoRan Inc.	135,928	5,892,479
International Flavors & Fragrances Inc.	24,172	1,777,851
International Paper Co.	50,074	2,344,965
Linde PLC	44,546	20,900,092
LyondellBasell Industries NV, Class A	24,297	1,405,824
Martin Marietta Materials Inc.	5,697	3,127,425
Mosaic Co. (The)	29,978	1,093,597
Newmont Corp.	105,327	6,136,351
Nucor Corp.	21,874	2,833,558
Packaging Corp. of America	8,443	1,591,083
PPG Industries Inc.	21,451	2,440,051
Sherwin-Williams Co. (The)	21,818	7,491,429
Smurfit WestRock PLC	46,863	2,022,139
Steel Dynamics Inc.	13,115	1,678,851

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vulcan Materials Co.	12,519	$3,265,206
		93,355,864
Total Common Stocks — 99.5% (Cost: $248,677,746)		221,399,041
Preferred Stocks
Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	124,852	364,568
Total Preferred Stocks — 0.2% (Cost: $977,721)		364,568
Total Long-Term Investments — 99.7% (Cost: $249,655,467)		221,763,609
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	4,163,493	4,165,158
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	120,000	$120,000
Total Short-Term Securities — 1.9% (Cost: $4,285,156)		4,285,158
Total Investments — 101.6% (Cost: $253,940,623)		226,048,767
Liabilities in Excess of Other Assets — (1.6)%		(3,654,481)
Net Assets — 100.0%		$222,394,286

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$573,105	$3,592,093 (a)	$—	$(70)	$30	$4,165,158	4,163,493	$1,805 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	—	(200,000)(a)	—	—	120,000	120,000	3,398	—
				$(70)	$30	$4,285,158		$5,203	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	09/18/25	$235	$2,392
FTSE 100 Index	1	09/19/25	121	(834)
MSCI Emerging Markets Index	3	09/19/25	185	6,324
				$7,882
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Materials ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$124,972,876	$96,426,165	$—	$221,399,041
Preferred Stocks	364,568	—	—	364,568
Short-Term Securities
Money Market Funds	4,285,158	—	—	4,285,158
	$129,622,602	$96,426,165	$—	$226,048,767
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,716	$—	$—	$8,716
Liabilities
Equity Contracts	—	(834)	—	(834)
	$8,716	$(834)	$—	$7,882

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares